Non-controlling interest	12 Months Ended
Dec. 31, 2020
Non-controlling interest
Non-controlling interest

22.         Non-controlling interest:

As a result of operating agreements with each of the following non-wholly owned entities, the Company has control over these entities under IFRS, as the Company has power over all significant decisions made by these entities and thus 100% of the financial results of these subsidiaries are included in the Company’s consolidated financial results.

The following table summarizes the Company's non-wholly owned entities incorporated during the reporting or comparative period:

	Year	Ownership
Name	incorporated	interest
Greenbrook TMS Central Florida LLC	2019	90%
Greenbrook TMS North Detroit LLC	2019	90%
Greenbrook TMS St. Petersburg LLC	2019	90%
Greenbrook TMS South Carolina LLC	2019	90%
Greenbrook TMS Tampa LLC	2020	80%

On December 23, 2020, the Company acquired a portion of the non-controlling ownership interest in Greenbrook TMS Cleveland LLC for $51,440 for the forgiveness of certain debts owed to the Company and the termination of the transition service agreement signed with the former minority partner. As at December 31, 2020, the Company has an ownership interest of 88.24% of Class A units and 85.73% of Class B units of  Greenbrook TMS Cleveland LLC.

The following table summarizes the aggregate financial information for non-wholly owned entities, as at December 31, 2020 and December 31, 2019:

	December 31,	December 31,
	2020	2019
Cash	$2,258,199	$1,033,584
Accounts receivable, net	6,326,473	6,389,384
Prepaid expenses and other	273,295	448,550
Property, plant and equipment	926,243	889,798
Right-of-use assets	9,445,773	10,348,295
Account payable and accrued liabilities	1,184,246	1,237,548
Lease liabilities	9,822,224	10,167,498
Loans payable	9,998,536	5,280,287
(Deficit) Profit attributable to the shareholders of Greenbrook TMS	(1,382,465)	1,979,874
(Deficit) Profit attributable to non-controlling interest	(433,937)	305,244
Distributions paid to non-controlling interest	(1,010,130)	(866,630)
Subsidiary investment by non-controlling interest	45,716	405,000
Historical subsidiary investment by non-controlling interest	1,005,791	600,791

The following table summarizes the aggregate financial information for the above-noted entities, for the years ended December 31, 2020 and December 31, 2019:

	December 31,	December 31,
	2020	2019
Revenue	$20,119,714	$22,450,327
Net (loss) income attributable to the shareholders of Greenbrook TMS	(3,128,682)	732,500
Net (loss) income attributable to non-controlling interest	(739,181)	57,590